Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

9.                            Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following:

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Buildings and improvements	475,282,500	626,308,198	102,725,680
Machinery	836,323,374	891,911,639	146,289,367
Office equipment and furnishing	1,406,173	1,464,293	240,170
Motor vehicles	4,650,976	4,650,975	762,842
Total cost	1,317,663,023	1,524,335,105	250,018,059
Total accumulated depreciation	(277,738,654)	(380,612,477)	(62,427,213)
Construction in progress	8,009,646	—	—
Total property, plant, and equipment, net	1,047,934,015	1,143,722,628	187,590,846

Certain buildings with an aggregate carrying value of RMB29,815,366 and RMB126,129,992 ($20,687,561), respectively, and certain equipment with an aggregate carrying value of RMB70,739,729 and RMB30,235,089 ($4,959,092), respectively, were pledged as collateral for borrowings from the financial institutions as of December 31, 2012 and 2013. For the years ended December 31, 2011, 2012 and 2013, the interests amounted to RMB nil, RMB nil and RMB4,752,000 ($779,412), respectively, were capitalized as borrowing cost in property, plant and equipment.

The depreciation expenses for the years ended December 31, 2011, 2012 and 2013 were RMB83,808,331, RMB97,416,071 and RMB102,873,823 ($16,873,136), respectively.

Construction in progress refers to mainly the new office buildings, production lines and other production facilities under construction.